LEASE - Operating leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of operating leases
2021	$ 14,374
2022	7,427
2023	3,632
2024	1,242
2025	369
Thereafter	1,859
Total future minimum lease payments	$ 28,903
Year Ending December 31:
2021		$ 18,953
2022		12,980
2022		4,666
2022		2,541
2023		1,077
Thereafter		1,504
Total future minimum lease payments		$ 41,721